Derivatives and Hedging (Details) $ in Millions	Mar. 31, 2022 USD ($)
Derivative [Line Items]
Fixed Interest rate	2.0725%
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 600
Fixed Interest rate	2.0725%